Balances and Transactions With Related Parties (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Transactions Between Related Parties [Abstract]
Summary of Receivables from and Accounts Payable to Related Parties

The balances of accounts receivable and payable as of December 31, 2019 and 2018 are as follows:

a)    Receivables from related companies

							Balance as of
							Current		Non-Current
Taxpayer ID N°	Company	Country	Relationship	Currency	Description of Transaction	Term of Transaction	12-31-2019 ThUS$	12-31-2018 ThUS$	12-31-2019 ThUS$	12-31-2018 ThUS$
Foreign	Enel X S.R.L.	Italy	Common Immediate Parent	EUR	Technical services	Less than 90 days	145	149	—	—
Foreign	Enel Global Infrastructure And Network	Italy	Common Immediate Parent	EUR	Other services	Less than 90 days	119	—	—	—
Foreign	Enel S.P.A.	Italy	Parent	EUR	Other services	More than 90 days	254	373	—	—
Foreign	Enel S.P.A.	Italy	Parent	EUR	Other services	Less than 90 days	1,027	—	—	—
Foreign	Enel S.P.A.	Italy	Parent	COP	Other services	Less than 90 days	—	879	—	—
Foreign	Enel S.P.A.	Italy	Parent	BRL	Other services	Less than 90 days	38	267	—	—
Foreign	Enel S.P.A.	Italy	Parent	BRL	Other services	Less than 90 days	421	—	—	—
Foreign	E-Distribuzione S.P.A	Italy	Common Immediate Parent	EUR	Other services	Less than 90 days	17	—	—	—
Foreign	E-Distribuzione S.P.A	Italy	Common Immediate Parent	ARS	Other services	Less than 90 days	4	6	—	—
Foreign	E-Distribuzione S.P.A	Italy	Common Immediate Parent	COP	Other services	Less than 90 days	—	33	—	—
Foreign	Enel Green Power Argentina	Argentina	Common Immediate Parent	ARS	Other services	Less than 90 days	101	330	—	—
Foreign	Enel Green Power S.P.A	Italy	Common Immediate Parent	EUR	Other services	Less than 90 days	188	72	—	—
Foreign	Enel Global Trading S.P.A.	Italy	Common Immediate Parent	EUR	Other services	Less than 90 days	36	—	—	—
Foreign	Endesa España	Spain	Common Immediate Parent	EUR	Other services	Less than 90 days	18	18	—	—
Foreign	Enel Iberia S.R.L.	Spain	Common Immediate Parent	EUR	Other services	Less than 90 days	1,288	1,288	—	—
Foreign	Enel Iberia S.R.L.	Spain	Common Immediate Parent	COP	Other services	Less than 90 days	29	29	—	—
Foreign	Endesa Operaciones y Servicios Comerciales S.L.	Spain	Common Immediate Parent	EUR	Other services	Less than 90 days	115	72	—	—
Foreign	Endesa Energía S.A.	Spain	Common Immediate Parent	EUR	Other services	Less than 90 days	53	79	—	—
Foreign	Enel Energia S.P.A	Italy	Common Immediate Parent	EUR	Other services	Less than 90 days	81	83	—	—
Foreign	Enel Global Thermal Generation S.R.L.	Italy	Common Immediate Parent	EUR	Other services	Less than 90 days	47	—	—	—
Foreign	Enel Global Thermal Generation S.R.L.	Italy	Common Immediate Parent	BRL	Other services	Less than 90 days	67	—	—	—
Foreign	Energética Monzon S.A.C.	Perú	Common Immediate Parent	US$	Other services	Less than 90 days	—	191	—	—
Foreign	Energética Monzon S.A.C.	Perú	Common Immediate Parent	PEN	Other services	Less than 90 days	445	254	—	—
Foreign	Proyectos Y Soluciones Renovables S.A.C.	Perú	Common Immediate Parent	PEN	Other services	Less than 90 days	501	230	—	—
Foreign	Proyectos Y Soluciones Renovables S.A.C.	Perú	Common Immediate Parent	US$	Other services	Less than 90 days	—	194	—	—
Foreign	Energía Nueva Energía Limpia Mexico S.R.L	Mexico	Common Immediate Parent	PEN	Other services	Less than 90 days	37	36	—	—
Foreign	Enel Green Power North América Inc.	United States	Common Immediate Parent	PEN	Other services	Less than 90 days	41	29	—	—
Foreign	Enel Green Power Perú	Perú	Common Immediate Parent	PEN	Other services	Less than 90 days	2,853	1,700	—	—
Foreign	Enel Green Power Perú	Perú	Common Immediate Parent	US$	Other services	Less than 90 days	—	1,091	—	—
Foreign	Enel Green Power Perú	Perú	Common Immediate Parent	PEN	Energy sales	Less than 90 days	8	—	—	—
Foreign	Enel Green Power Colombia S.A.S	Colombia	Common Immediate Parent	COP	Other services	Less than 90 days	675	155	—	—
Foreign	Enel X North America	United States	Common Immediate Parent	US$	Other services	Less than 90 days	325	—	—	—
Foreign	SACME	Argentina	Associate	ARS	Other services	Less than 90 days	13	21	68	108
76.536.353-5	Enel Chile S.A.	Chile	Common Immediate Parent	US$	Other services	Less than 90 days	882	7	—	—
76.536.353-5	Enel Chile S.A.	Chile	Common Immediate Parent	ARS	Other services	Less than 90 days	97	97	—	—
76.536.353-5	Enel Chile S.A.	Chile	Common Immediate Parent	COP	Other services	Less than 90 days	—	24	—	—
76.536.353-5	Enel Chile S.A.	Chile	Common Immediate Parent	CLP	Other services	Less than 90 days	1,792	1,354	—	—
76.536.353-5	Enel Chile S.A.	Chile	Common Immediate Parent	BRL	Other services	Less than 90 days	46	—	—	—
96.800.570-7	Enel Distribución Chile S.A.	Chile	Common Immediate Parent	CLP	Other services	Less than 90 days	746	753	—	—
91.081.000-6	Enel Generación Chile S.A.	Chile	Common Immediate Parent	BRL	Other services	Less than 90 days	—	108	—	—
91.081.000-6	Enel Generación Chile S.A.	Chile	Common Immediate Parent	ARS	Other services	Less than 90 days	22	22	—	—
91.081.000-6	Enel Generación Chile S.A.	Chile	Common Immediate Parent	CLP	Other services	Less than 90 days	15	3	—	—
76.250.019-1	Enel Green Power Chile Ltda.	Chile	Common Immediate Parent	US$	Other services	Less than 90 days	2	—	—	—
Foreign	Grupo Enel Green Power Brasil Participações Ltda	Brazil	Common Immediate Parent	BRL	Other services	Less than 90 days	2,684	1,312	—	—
Foreign	Grupo Enel Green Power Brasil Participações Ltda	Brazil	Common Immediate Parent	BRL	Tolls	Less than 90 days	15	19	—	—
Foreign	Grupo Enel Green Power Brasil Participações Ltda	Brazil	Common Immediate Parent	BRL	Energy sales	Less than 90 days	1,122	3,059	779	1,544
		Total					16,369	14,337	847	1,652

b)    Accounts payable to related companies

							Balance as of
							Current		Non-Current
Taxpayer ID N°	Company	Country	Relationship	Currency	Description of Transaction	Term of Transaction	12-31-2019 ThUS$	12-31-2018 ThUS$	12-31-2019 ThUS$	12-31-2018 ThUS$
Foreign	Enel X S.R.L.	Italy	Common Immediate Parent	EUR	Other services	Less than 90 days	3,166	523	—	—
Foreign	Enel X S.R.L.	Italy	Common Immediate Parent	US$	Other services	Less than 90 days	57	—	—	—
Foreign	Enel Finance International NV (*)	Holland	Common Immediate Parent	BRL	Loans payable	More than 90 days	—	2,466,231	—	—
Foreign	Enel Finance International NV (*)	Holland	Common Immediate Parent	BRL	Loans payable (*)	Less than 90 days	—	77,566	—	—
Foreign	Enel Finance International NV (*)	Holland	Common Immediate Parent	BRL	Loans payable (*)	More than 90 days	—	108,590	—	—
Foreign	Enel Latinoamérica S.A.	Spain	Common Immediate Parent	ARS	Dividends	Less than 90 days	18	29	—	—
Foreign	Endesa Generación S.A.	Spain	Common Immediate Parent	EUR	Other services	Less than 90 days	221	202	—	—
Foreign	Endesa Generación S.A.	Spain	Common Immediate Parent	US$	Other services	Less than 90 days	11	11	—	—
Foreign	Enel Sole	Italy	Common Immediate Parent	EUR	Other services	Less than 90 days	1,259	999	—	—
Foreign	Enel Global Infrastructure and Network	Italy	Common Immediate Parent	EUR	Other services	Less than 90 days	36,105	2,171	—	—
Foreign	Enel Global Infrastructure and Network	Italy	Common Immediate Parent	BRL	Other services	Less than 90 days	1,117	—	—	—
Foreign	Enel S.P.A.	Italy	Parent	EUR	Dividends	Less than 90 days	70,578	—	—	—
Foreign	Enel S.P.A.	Italy	Parent	EUR	Other services	Less than 90 days	44,677	5,387	—	—
Foreign	Enel S.P.A.	Italy	Parent	EUR	Technical services	Less than 90 days	14,668	40,499	—	—
Foreign	Enel S.P.A.	Italy	Parent	US$	Dividends	Less than 90 days	206,689	186,697	—	—
Foreign	Enel S.P.A.	Italy	Parent	COP	Dividends	Less than 90 days	—	127	—	—
Foreign	Enel Italia S.R.L	Italy	Common Immediate Parent	EUR	Other services	Less than 90 days	53,583	33,038	—	—
Foreign	Enel Italia S.R.L	Italy	Common Immediate Parent	EUR	Technical services	Less than 90 days	—	5,787	—	—
Foreign	Enel Fortuna S.A.	Panamá	Common Immediate Parent	US$	Other services	Less than 90 days	—	53	—	—
Foreign	E-Distribuzione S.P.A	Italy	Common Immediate Parent	EUR	Other services	Less than 90 days	212	2,439	—	—
Foreign	Enel Produzione	Italy	Common Immediate Parent	EUR	Other services	Less than 90 days	16,241	9,727	—	—
Foreign	Enel Produzione	Italy	Common Immediate Parent	EUR	Technical services	Less than 90 days	—	123	—	—
Foreign	Enel Produzione	Italy	Common Immediate Parent	COP	Other services	Less than 90 days	63	—	—	—
Foreign	Enel Green Power S.P.A.	Italy	Common Immediate Parent	EUR	Other services	Less than 90 days	506	—	—	—
Foreign	Enel Green Power S.P.A.	Italy	Common Immediate Parent	EUR	Technical services	Less than 90 days	4,434	3,074	—	—
Foreign	Enel Global Trading S.P.A.	Italy	Common Immediate Parent	EUR	Technical services	Less than 90 days	1,205	2,036	—	—
Foreign	Enel Global Trading S.P.A.	Italy	Common Immediate Parent	EUR	Other services	Less than 90 days	2,607	1,232	—	—
Foreign	Endesa España	Spain	Common Immediate Parent	EUR	Other services	Less than 90 days	1,958	1,637	—	—
Foreign	Endesa Distribución Eléctrica	Spain	Common Immediate Parent	EUR	Other services	Less than 90 days	—	273	—	—
Foreign	Enel Iberia S.R.L	Spain	Common Immediate Parent	EUR	Other services	Less than 90 days	1,295	1,315	—	—
Foreign	Enel Iberia S.R.L	Spain	Common Immediate Parent	BRL	Other services	Less than 90 days	223	—
Foreign	Enel Iberia S.R.L	Spain	Common Immediate Parent	COP	Other services	Less than 90 days	—	155
Foreign	Endesa Energía S.A.	Spain	Common Immediate Parent	EUR	Other services	Less than 90 days	122	—
Foreign	Endesa Energía S.A.	Spain	Common Immediate Parent	US$	Other services	Less than 90 days	87	—
Foreign	Enel Global Thermal Generation S.R.L.	Italy	Common Immediate Parent	EUR	Technical services	Less than 90 days	—	1,467	—	—
Foreign	Enel Global Thermal Generation S.R.L.	Italy	Common Immediate Parent	EUR	Other services	Less than 90 days	4,128	1,110	—	—
Foreign	Enel Global Thermal Generation S.R.L.	Italy	Common Immediate Parent	ARS	Other services	Less than 90 days	—	2,913	—	—
Foreign	Proyectos y Soluciones Renovables S.A.C.	Perú	Common Immediate Parent	PEN	Other services	Less than 90 days	141	371	—	—
Foreign	Edistribución Redes Digitales, S.L.	Spain	Common Immediate Parent	EUR	Other services	Less than 90 days	464	—	—	—
Foreign	Edistribución Redes Digitales, S.L.	Spain	Common Immediate Parent	US$	Other services	Less than 90 days	23	—	—	—
Foreign	Cesi S.P.A.	Italy	Common Immediate Parent	EUR	Other services	Less than 90 days	48	343	—	—
Foreign	Enel Green Power Perú	Perú	Common Immediate Parent	PEN	Energy purchases	Less than 90 days	1,672	513	—	—
Foreign	Enel Green Power Perú	Perú	Common Immediate Parent	PEN	Other services	Less than 90 days	153	101	—	—
Foreign	Enel Green Power Colombia S.A.S	Colombia	Common Immediate Parent	COP	Energy purchases	Less than 90 days	1,549	—	—	—
Foreign	Enel Green Power Colombia S.A.S	Colombia	Common Immediate Parent	COP	Other services	Less than 90 days	7	162	—	—
Foreign	Enel X North America	United States	Common Immediate Parent	US$	Other services	Less than 90 days	38	—	—	—
Foreign	SACME	Argentina	Associate	ARS	Other services	Less than 90 days	229	237	—	—
76.536.353-5	Enel Chile S.A.	Chile	Common Immediate Parent	US$	Other services	Less than 90 days	3,237	664	—	—
76.536.353-5	Enel Chile S.A.	Chile	Common Immediate Parent	CLP	Other services	Less than 90 days	4,324	6,422	—	—
76.536.353-5	Enel Chile S.A.	Chile	Common Immediate Parent	COP	Other services	Less than 90 days	—	616	—	—
Foreign	Enel Map	Italy	Common Immediate Parent	EUR	Other services	Less than 90 days	—	16,089	—	—
Foreign	Yacylec S.A.	Argentina	Associate	ARS	Other services	Less than 90 days	—	12	—	—
96.800.570-7	Enel Distribución Chile S.A.	Chile	Common Immediate Parent	US$	Other services	Less than 90 days	901	153	—	—
96.800.570-7	Enel Distribución Chile S.A.	Chile	Common Immediate Parent	CLP	Other services	Less than 90 days	205	209	—	—
91.081.000-6	Enel Generación Chile S.A.	Chile	Common Immediate Parent	US$	Other services	Less than 90 days	824	185	—	—
91.081.000-6	Enel Generación Chile S.A.	Chile	Common Immediate Parent	CLP	Other services	Less than 90 days	1,357	2,482	—	—
91.081.000-6	Enel Generación Chile S.A.	Chile	Common Immediate Parent	ARS	Other services	Less than 90 days	—	17	—	—
91.081.000-6	Enel Generación Chile S.A.	Chile	Common Immediate Parent	EUR	Other services	Less than 90 days	—	46	—	—
91.081.000-6	Enel Generación Chile S.A.	Chile	Common Immediate Parent	COP	Other services	Less than 90 days	212	116	—	—
76.250.019-1	Enel Green Power Chile Ltda.	Chile	Common Immediate Parent	CLP	Other services	Less than 90 days	387	63	—	—
76.924.079-9	Enel X Chile S.P.A	Chile	Common Immediate Parent	CLP	Other services	Less than 90 days	1	—	—	—
Foreign	Grupo Enel Green Power Brasil Participações Ltda	Brazil	Common Immediate Parent	BRL	Energy purchases	Less than 90 days	12,578	11,744	—	—
Foreign	Grupo Enel Green Power Brasil Participações Ltda	Brazil	Common Immediate Parent	BRL	Other services	Less than 90 days	931	812	—	—
		Total					494,511	2,996,768	—	—

(*) See Note d) below

Summary of Significant Transactions and Effect on Income or Expenses

c)    Significant transactions and effects on income/expenses:

Transactions with related companies that are not consolidated and their effects on profit or loss are as follows:

					For the years ended,
Taxpayer ID N°	Company	Country	Relationship	Description of Transaction	12-31-2019 ThUS$	12-31-2019 ThUS$	12-31-2017 ThUS$
76.536.353-5	Enel Chile S.A.	Chile	Common Immediate Parent	Other fixed operating expenses	(7,707)	—	—
76.536.353-5	Enel Chile S.A.	Chile	Common Immediate Parent	Other service deliveries	47	(8,128)	—
Foreign	Enel Finance International NV	Holland	Common Immediate Parent	Other financial expenses	(127,977)	(43,873)	—
Foreign	Enel Global Infrastructure and Network	Italy	Common Immediate Parent	Other fixed operating expenses	(16,685)	—	—
Foreign	Enel Global Thermal Generation S.R.L.	Italy	Common Immediate Parent	Other fixed operating expenses	(3,536)	(5,561)	—
Foreign	Grupo Enel Green Power Brasil Participações Ltda	Brazil	Common Immediate Parent	Energy sales	1,134	24,333	31,250
Foreign	Grupo Enel Green Power Brasil Participações Ltda	Brazil	Common Immediate Parent	Energy purchases	(93,299)	(126,627)	(108,947)
Foreign	Enel Green Power Colombia S.A.S.	Spain	Common Immediate Parent	Energy purchases	(7,156)	—	—
Foreign	Enel Italia S.R.L	Italy	Common Immediate Parent	Other fixed operating expenses	(20,689)	(16,630)	(16,805)
Foreign	Enel Map	Italy	Common Immediate Parent	Other fixed operating expenses	—	(15,986)	—
Foreign	Enel S.P.A.	Italy	Parent	Other fixed operating expenses	(14,381)	(3,160)	(14,444)
				Total	(198,084)	(195,632)	(108,946)

Summary of Compensation Paid to Members of the Board of Directors

The following tables show details of the compensation paid to the members of the Board of Directors of the Company for the years ended December 31, 2019, 2018 and 2017:

			December 31, 2019
Taxpayer ID				Enel Américas Board		Board of Subsidiaries		Directors’ Committee
No.	Name	Position	Period in position	ThUS$		ThUS$		ThUS$
Foreigner	Francisco de Borja Acha Besga	Chairman	January - December 2019	—		—		—
Foreigner	José Antonio Vargas Lleras	Vice Chairman	January - December 2019	—		—		—
Foreigner	Enrico Viale	Director	January - December 2019	—		—		—
Foreigner	Livio Gallo	Director	January - December 2019	—		—		—
4.132.185-7	Hernán Somerville Senn	Director	January - December 2019	159	-	—	-	48
Foreigner	Patricio Gómez Sabaini	Director	January - December 2019	159	-	—	-	48
6.989.304-K	Domingo Cruzat Amunátegui	Director	January - December 2019	159		—		48
	TOTAL			478		—		144

			December 31, 2018
Taxpayer ID				Enel Américas Board	Board of Subsidiaries		Directors’ Committee
No.	Name	Position	Period in position	ThUS$	ThUS$		ThUS$
Foreigner	Francisco de Borja Acha Besga	Chairman	January - December 2018	—	—		—
Foreigner	José Antonio Vargas Lleras	Vice Chairman	January - December 2018	—	—		—
Foreigner	Enrico Viale	Director	January - December 2018	—	—		—
Foreigner	Livio Gallo	Director	January - December 2018	—	—		—
4.132.185-7	Hernán Somerville Senn	Director	January - December 2018	166	—	-	50
Foreigner	Patricio Gómez Sabaini	Director	January - December 2018	163	—		50
6.989.304-K	Domingo Cruzat Amunátegui	Director	January - December 2018	166	—		50
	TOTAL			495	—		150

			December 31, 2017
Taxpayer ID				Enel Américas Board	Board of Subsidiaries	Directors’ Committee
No.	Name	Position	Period in position	ThUS$	ThUS$	ThUS$
Foreigner	Francisco de Borja Acha Besga	Chairman	January - December 2017	—	—	—
Foreigner	José Antonio Vargas Lleras	Vice Chairman	January - December 2017	—	—	—
Foreigner	Enrico Viale	Director	January - December 2017	—	—	—
Foreigner	Livio Gallo	Director	January - December 2017	—	—	—
4.132.185-7	Hernán Somerville Senn	Director	January - December 2017	121	—	40
Foreigner	Patricio Gómez Sabaini	Director	January - December 2017	121	—	39
6.989.304-K	Domingo Cruzat Amunátegui	Director	January - December 2017	121	—	39
	TOTAL			363	—	118

Summary of Key Management Personnel

a)   Remunerations received by key management personnel

Key Management Personnel
Taxpayer ID No.	Name	Position
Foreigner	Maurizio Bezzeccheri (1)	Chief Executive Officer
Foreigner	Aurelio Ricardo Bustilho de Oliveira (2)	Chief Financial Officer
Foreigner	Paolo Pescarmona (3)	Planning and Control Officer
Foreigner	Simone Tripepi (4)	Enel X South America Officer
Foreigner	Raffaele Cutrignelli (5)	Internal Audit Officer
6.973.465-0	Domingo Valdés Prieto (5)	General Counsel and Secretary to the Board

(1)Mr. Maurizio Bezzeccheri was appointed on August 1, 2018 as Chief Executive Officer in replacement of Mr. Luca D’Agnese.

(2)Mr. Aurelio Ricardo Bustilho de Oliveira was appointed on October 1, 2018 as Chief Financial Officer, in replacement of Mr. Paolo Pallotti.

(3) Paolo Pescarmona was appointed on November 15, 2019 as Planning and Control Officer, in replacement of Mr. Bruno Stella.

(4)Mr. Simone Tripepi was appointed on August 29, 2019 as Enel X South America Officer.

(5)Mr. Raffaele Cutrignelli and Domingo Valdés Prieto are executive officers of Enel Américas, but are paid exclusively by Enel Chile S.A. They provide services to the Company under an intercompany agreement.

Summary of Compensation Received by Key Management Personnel

Compensation of key management personnel is the following:

	For the years ended December 31,
	2019	2018	2017
	ThUS$	ThUS$	ThUS$
Cash compensation	2,407	2,586	4,046
Short-term benefits for employees	106	21	119
Total	2,513	2,607	4,165